Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
10. Derivative Instruments and Hedging Activities
As deemed appropriate, the Company from time to time uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2024, the Company was not committed to any foreign currency forward contracts.
Forward Freight Agreements

As deemed appropriate, the Company from time to time uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains on derivative instruments in the Company's consolidated statements of income. As at December 31, 2024, the Company was not committed to any FFAs.

Interest Rate Risk

From time to time, the Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.

In March 2020, the Company entered into an interest rate swap agreement which was initially scheduled to mature in December 2024 and which was terminated in June 2023. The Company did not designate for accounting purposes its interest rate swap agreement as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings. As at December 31, 2024, the Company was not committed to any interest rate swap agreements.

Tabular Disclosure

Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in other - net in the Company’s consolidated statements of income (see note 17) as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Realized gains (losses) relating to:
Interest rate swap agreement	—	953	532
Interest rate swap agreement termination	—	3,215	—
Foreign currency forward contracts	—	—	(421)
Forward freight agreements	—	(10)	1,484
	—	4,158	1,595
Unrealized (losses) gains relating to:
Interest rate swap agreement	—	(3,709)	3,160
Foreign currency forward contracts	—	—	58
Forward freight agreements	—	—	4
	—	(3,709)	3,222
Total realized and unrealized gains on derivative instruments	—	449	4,817
The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparty to the interest rate swap agreement; however, the Company does not anticipate non-performance by the counterparty. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.